Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating lease liabilities maturity

The maturity of the Company’s operating lease liabilities as of September 30, 2020 is as follows (in thousands):

Operating leases
Undiscounted lease payments:
Remainder of 2020	$
2021
2022
2023
2024
Thereafter

Total undiscounted lease payments
Less: implied interest

Present value of operating lease payments
Less: current portion

Total long-term operating lease liabilities	$

The maturity of the Company’s operating lease liabilities as of December 31, 2019 is as follows (in thousands):

Operating leases
Undiscounted lease payments:
2020	$2,529
2021	2,591
2022	2,387
2023	2,402
Thereafter	—

Total undiscounted lease payments	9,909
Less: implied interest	(1,059)

Present value of operating lease payments	8,850
Less: current portion	(2,067)

Total long-term operating lease liabilities	$6,783

Schedule of future undiscounted lease payments under operating leases

The Company’s future undiscounted lease payments under operating leases (as defined by prior guidance) as of December 31, 2018 are as follows (in thousands):

Rent payments
Year ending December 31:
2019	$2,166
2020	2,219
2021	2,264
2022	2,332
2023	2,402
Thereafter	—

Total minimum lease payments	$11,383

Schedule of supplemental cash flow information related to operating leases

The following information represents supplemental disclosure for the statement of cash flows related to operating leases (in thousands):

Nine months ended September 30, 2020
Right-of-use assets obtained in exchange for new operating lease liabilities	$
Cash paid for amounts included in the measurement of lease liabilities

The following information represents supplemental disclosure for the statement of cash flows related to operating leases (in thousands):

Year ended December 31, 2019
Right-of-use assets obtained in exchange for new operating lease upon adoption of ASC 842	$8,674
Right-of-use assets obtained for new operating lease liabilities	784
Cash paid for amounts included in the measurement of lease liabilities	2,324

Schedule of additional information related to operating leases	The following summarizes additional information related to operating leases:

September 30, 2020
Weighted-average remaining lease term (years)
Weighted-average discount rate	%

The following summarizes additional information related to operating leases:

December 31, 2019
Weighted-average remaining lease term (years)	3.83
Weighted average discount rate	6.00%